UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22436

EntrepreneurShares Series Trust
 (Exact name of registrant as specified in charter)

175 Federal Street, Suite #875
Boston, MA 02210
 (Address of principal executive offices) (Zip code)

Dr. Joel Shulman
175 Federal Street, Suite #875
Boston, MA 02210
 (Name and address of agent for service)

(617) 917-2605
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

EntrepreneurShares Global Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.32%
	Asset Management - 1.96%
13,800	Grupo Financiero Interacciones SA de CV (b)	$78,197
226	Partners Group Holding AG (b)	90,842
		169,039
	Automotive - 1.28%
2,301	Linamar Corp. (b)	110,714
	Banking - 1.29%
2,726	Home BancShares, Inc.	111,630
	Biotechnology & Pharmaceutical - 8.94%
1,090	Galapagos NV (a)(b)	45,879
900	Genmab A/S (a)(b)	124,723
4,100	Hikma Pharmaceuticals plc (b)	116,595
1,262	Jazz Pharmaceuticals plc (a)(b)	164,754
3,140	Medivation, Inc. (a)	144,377
881	United Therapeutics Corp. (a)	98,170
636	USANA Health Sciences, Inc. (a)(b)	77,223
		771,721
	Chemicals - 1.44%
874	Airgas, Inc.	123,793
	Commercial Services - 1.38%
1,312	Cimpress NV (a)(b)	118,985
	Consumer Products - 4.78%
3,841	The Hain Celestial Group, Inc. (a)	157,135
1,685	Inter Parfums, Inc. (b)	52,067
994	J&J Snack Foods Corp.	107,630
38,325	Wilmar International Ltd. (b)	95,539
		412,371
	Electrical Equipment - 1.82%
5,967	Renishaw plc (b)	157,261
	Gaming, Lodging & Restaurants - 4.30%
2,150	The Cheesecake Factory, Inc.	114,144
305	Panera Bread Co. - Class A (a)	62,473
1,808	Papa John's International, Inc.	97,976
1,612	Starbucks Corp.	96,236
		370,829
	Hardware - 1.15%
1,445	Nidec Corp. (b)	98,875
	Health Care Facilities & Services - 3.48%
787	Molina Healthcare, Inc. (a)	50,754
8,442	NMC Health plc (b)	128,159
2,100	VCA, Inc. (a)	121,149
		300,062

	Institutional Financial Services - 1.05%
386	Intercontinental Exchange, Inc.	90,764
	Iron & Steel - 1.56%
5,979	Steel Dynamics, Inc.	134,587
	Media - 10.45%
171	Alphabet, Inc. - Class A (a)	130,456
2,600	CyberAgent, Inc. (b)	120,823
8,400	GMO Internet, Inc. (b)	112,179
1,361	JCDecaux SA (b)	59,578
9,850	Seek Ltd. (b)	122,167
1,296	Teleperformance (b)	113,937
1,291	VeriSign, Inc. (a)	114,305
8,406	Yandex NV - Class A (a)(b)	128,780
		902,225
	Medical Equipment & Devices - 2.29%
1,021	Coloplast A/S - Class B (b)	77,364
5,078	Globus Medical, Inc. - Class A (a)	120,603
		197,967
	Oil, Gas & Coal - 5.25%
5,400	AltaGas Ltd. (b)	138,872
1,128	Helmerich & Payne, Inc.	66,236
6,600	Kinder Morgan, Inc.	117,876
17,200	Subsea 7 SA (a)(b)	130,226
		453,210
	Passenger Transportation - 1.51%
8,244	WestJet Airlines Ltd. (b)	130,698
	Real Estate - 4.60%
3,200	Colliers International Group, Inc. (a)(b)	121,249
10,400	Hemfosa Fastigheter AB (b)	114,335
35,455	Regus plc (b)	161,270
		396,854
	Recreation Facilities & Services - 1.40%
3,646	Flight Centre Travel Group Ltd. (b)	120,821
	Retail - Consumer Staples - 3.02%
1,826	Dollarama, Inc. (b)	128,491
9,542	The Warehouse Group Ltd. (b)	19,127
3,624	Whole Foods Market, Inc.	112,743
		260,361
	Retail - Discretionary - 10.47%
1,634	Inditex SA (b)	54,971
1,400	L Brands, Inc.	122,934
1,218	Luxottica Group S.p.A - ADR (b)	66,990
584	MercadoLibre, Inc. (b)	68,824
470	Netflix, Inc. (a)	48,048
10,300	Rakuten, Inc. (b)	99,344
6,103	SM Investments Corp. (b)	125,851
4,083	SuperGroup plc (b)	83,272
2,748	Ted Baker plc (b)	107,471
3,805	Urban Outfitters, Inc. (a)	125,908
		903,613

	Semiconductors - 4.19%
2,663	ARM Holdings plc - ADR (b)	116,346
1,308	IPG Photonics Corp. (a)	125,673
2,200	Mellanox Technologies Ltd. (a)(b)	119,526
		361,545
	Software - 3.51%
3,259	Cerner Corp. (a)	172,597
3,193	Oracle Corp.	130,625
		303,222
	Specialty Finance - 5.79%
3,993	Air Lease Corp. (b)	128,255
1,577	Capital One Financial Corp.	109,302
1,450	LendingTree, Inc. (a)	141,781
4,101	PRA Group, Inc. (a)	120,528
		499,866
	Technology Services - 0.75%
1,301	Syntel, Inc. (a)	64,959
	Telecommunications - 2.18%
2,000	SoftBank Corp. (b)	95,358
1,850	United Internet AG (b)	92,846
		188,204
	Transportation & Logistics - 5.21%
1,018	FedEx Corp.	165,649
13,900	Hornbeck Offshore Services, Inc. (a)	138,027
7,840	Swift Transportation Co. (a)	146,059
		449,735
	Utilities - 1.27%
2,506	ITC Holdings Corp.	109,186
	TOTAL COMMON STOCKS (Cost $7,313,758)	8,313,097

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.69%
	Real Estate - 1.69%
4,200	The GEO Group, Inc.	145,614
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $123,500)	145,614

	MONEY MARKET FUNDS - 0.18%
15,757	First American Treasury Obligations Fund - Class Z, 0.17% (c)	15,757
	TOTAL MONEY MARKET FUNDS (Cost $15,757)	15,757

	Total Investments (Cost $7,453,015) - 98.19%	8,474,468
	Other Assets in Excess of Liabilities - 1.81%	156,042
	TOTAL NET ASSETS - 100.00%	$8,630,510

Percentages are stated as a percent of net assets.

ADR	- American Depository Receipt
(a)	Non-income producing security.
(b)	Global security, as classified by the Fund's Investment Advisor, in accordance to the definition in the Fund's prospectus.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2016.

Cost for Federal income tax purposes as of March 31, 2016 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report. Net unrealized appreciation is as follows:

Gross Unrealized Appreciation	$1,307,093
Gross Unrealized Depreciation	(285,640)
Net Unrealized Appreciation	$1,021,453

EntrepreneurShares Global Fund
Securities by Country of Risk
March 31, 2016 (Unaudited)

Percent of Net
Country	Assets
United States	53.3%
Canada	7.3%
United Kingdom	7.2%
Japan	6.1%
Australia	2.8%
Denmark	2.3%
France	2.0%
Luxembourg	1.5%
United Arab Emirates	1.5%
Russia	1.5%
Philippines	1.5%
Israel	1.4%
Jordan	1.4%
Sweden	1.3%
Singapore	1.1%
Germany	1.1%
Switzerland	1.1%
Mexico	0.9%
Argentina	0.8%
Italy	0.8%
Spain	0.6%
Belgium	0.5%
New Zealand	0.2%
98.2%

Entrepreneur U.S. All Cap Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.28%
	Aerospace & Defense - 0.76%
48,883	TASER International, Inc. (a)	$959,573
	Apparel & Textile Products - 0.66%
17,100	G-III Apparel Group Ltd. (a)	836,019
	Asset Management - 0.78%
25,539	Cohen & Steers, Inc.	993,978
	Automotive - 0.71%
57,562	Gentex Corp.	903,148
	Banking - 5.62%
22,022	Bank of the Ozarks, Inc.	924,263
58,269	Fidelity Southern Corp.	934,635
23,206	Home BancShares, Inc.	950,286
56,530	Live Oak Bancshares, Inc.	847,950
19,100	Pinnacle Financial Partners, Inc.	937,046
31,261	Preferred Bank	945,645
54,375	TriState Capital Holdings, Inc. (a)	685,125
25,158	United Bancshares, Inc.	923,299
		7,148,249
	Biotechnology & Pharmaceutical - 7.36%
9,000	Acorda Therapeutics, Inc. (a)	238,050
49,644	Albany Molecular Research, Inc. (a)	759,057
24,637	Emergent BioSolutions, Inc. (a)	895,555
42,983	FibroGen, Inc. (a)	915,108
18,088	Intra-Cellular Therapies, Inc. (a)	502,846
20,646	Ironwood Pharmaceuticals, Inc. - Class A (a)	225,867
7,600	Jazz Pharmaceuticals plc (a)	992,180
11,662	Karyopharm Therapeutics, Inc. (a)	104,025
47,737	MacroGenics, Inc. (a)	895,069
15,960	Medivation, Inc. (a)	733,841
14,428	NewLink Genetics Corp. (a)	262,590
50,537	OPKO Health, Inc. (a)	525,079
7,768	Sage Therapeutics, Inc. (a)	249,042
23,413	Sangamo BioSciences, Inc. (a)	141,649
6,820	TESARO, Inc. (a)	300,285
6,129	United Therapeutics Corp. (a)	682,954
7,654	USANA Health Sciences, Inc. (a)	929,349
		9,352,546
	Chemicals - 0.73%
69,935	Huntsman Corp.	930,135
	Commercial Services - 4.77%
9,160	Cimpress NV (a)	830,720
22,689	CorVel Corp. (a)	894,400
56,500	The Hackett Group, Inc.	854,280
18,150	Insperity, Inc.	938,900
81,161	LifeLock, Inc. (a)	979,613
35,687	National Research Corp. - Class A	554,933
65,243	Resources Connection, Inc.	1,015,181
		6,068,027

	Consumer Products - 4.33%
5,103	The Boston Beer Co., Inc. - Class A (a)	944,412
22,759	The Hain Celestial Group, Inc. (a)	931,071
28,373	Inter Parfums, Inc.	876,726
8,426	J&J Snack Foods Corp.	912,367
21,895	National Beverage Corp. (a)	926,596
26,308	Seneca Foods Corp. - Class A (a)	913,940
		5,505,112
	Consumer Services - 0.73%
42,887	Carriage Services, Inc.	926,788
	Containers & Packaging - 1.43%
13,600	AEP Industries, Inc.	897,600
17,253	Silgan Holdings, Inc.	917,342
		1,814,942
	Design, Manufacturing & Distribution - 0.68%
36,700	Sanmina Corp. (a)	858,046
	Electrical Equipment - 0.65%
12,696	OSI Systems, Inc. (a)	831,461
	Engineering & Construction Services - 0.76%
38,888	Mistras Group, Inc. (a)	963,256
	Gaming, Lodging & Restaurants - 2.16%
17,500	The Cheesecake Factory, Inc.	929,075
16,226	Papa John's International, Inc.	879,287
21,528	Texas Roadhouse, Inc.	938,190
		2,746,552
	Hardware - 2.62%
19,800	Netgear, Inc. (a)	799,326
24,929	Super Micro Computer, Inc. (a)	849,581
23,989	Ubiquiti Networks, Inc. (a)	798,114
84,688	Vicor Corp. (a)	887,530
		3,334,551
	Health Care Facilities & Services - 3.71%
32,768	Diplomat Pharmacy, Inc. (a)	897,843
27,120	LHC Group, Inc. (a)	964,387
13,496	Molina Healthcare, Inc. (a)	870,357
15,681	PAREXEL International Corp. (a)	983,669
84,935	Select Medical Holdings Corp. (a)	1,003,083
		4,719,339
	Home & Office Products - 3.79%
53,995	Century Communities, Inc. (a)	921,695
41,100	LGI Homes, Inc. (a)	995,031
25,900	Meritage Homes Corp. (a)	944,314
81,048	The New Home Co., Inc. (a)	993,648
98,325	PGT, Inc. (a)	967,518
		4,822,206

	Institutional Financial Services - 0.76%
34,333	Moelis & Co. - Class A	969,221
	Insurance - 3.92%
61,239	American Equity Investment Life Holding Co.	1,028,815
39,211	Citizens, Inc. (a)	283,887
28,897	HCI Group, Inc.	962,270
42,308	National General Holdings Corp.	913,430
80,257	RPX Corp. (a)	903,694
70,700	State National Co., Inc.	890,820
		4,982,916
	Iron & Steel - 0.76%
42,640	Steel Dynamics, Inc.	959,826
	Media - 3.51%
116,449	Entravision Communications Corp. - Class A	866,380
43,814	HealthStream, Inc. (a)	967,851
19,263	Nexstar Broadcasting Group, Inc. - Class A	852,773
23,957	Shutterstock, Inc. (a)	879,941
50,800	World Wrestling Entertainment, Inc. - Class A	897,128
		4,464,073
	Medical Equipment & Devices - 2.98%
39,626	Globus Medical, Inc. - Class A (a)	941,117
23,427	Masimo Corp. (a)	980,186
48,600	Merit Medical Systems, Inc. (a)	898,614
29,709	Vascular Solutions, Inc. (a)	966,434
		3,786,351
	Metals & Mining - 0.22%
55,800	Hi-Crush Partners LP	276,768
	Oil, Gas & Coal - 2.10%
214,671	Northern Oil and Gas, Inc. (a)	856,537
31,200	Western Refining, Inc.	907,608
18,500	World Fuel Services Corp.	898,730
		2,662,875
	Renewable Energy - 0.66%
174,722	Ameresco, Inc. - Class A (a)	833,424
	Retail - Consumer Staples - 1.45%
42,442	Ollie's Bargain Outlet Holdings, Inc. (a)	994,416
27,160	Whole Foods Market, Inc.	844,948
		1,839,364
	Retail - Discretionary - 2.10%
115,500	1-800-Flowers.com, Inc. - Class A (a)	910,140
18,166	Dick's Sporting Goods, Inc.	849,260
49,420	Sonic Automotive, Inc. - Class A	913,282
		2,672,682
	Semiconductors - 3.26%
20,021	Ambarella, Inc. (a)	894,939
143,785	Amkor Technology, Inc. (a)	846,894
8,580	IPG Photonics Corp. (a)	824,366
65,632	IXYS Corp.	736,391
13,207	Monolithic Power Systems, Inc.	840,493
		4,143,083

	Software - 6.54%
32,275	Envestnet, Inc. (a)	877,880
162,997	Lionbridge Technologies, Inc. (a)	824,765
15,373	LogMeIn, Inc. (a)	775,722
32,300	Omnicell, Inc. (a)	900,201
23,906	Paycom Software, Inc. (a)	851,054
58,069	PDF Solutions, Inc. (a)	776,963
32,056	Pegasystems, Inc.	813,581
38,615	Rackspace Hosting, Inc. (a)	833,698
25,854	Synchronoss Technologies, Inc. (a)	836,118
53,723	VASCO Data Security International, Inc. (a)	827,334
		8,317,316
	Specialty Finance - 8.07%
27,667	Air Lease Corp.	888,664
2,609	AMERCO	932,222
4,685	Credit Acceptance Corp. (a)	850,562
10,471	Ellie Mae, Inc. (a)	949,091
11,299	Euronet Worldwide, Inc. (a)	837,369
42,092	Green Dot Corp. - Class A (a)	966,853
33,126	HFF, Inc. - Class A	911,959
9,950	LendingTree, Inc. (a)	972,911
41,490	Liberty Tax, Inc.	812,789
60,304	NewStar Financial, Inc. (a)	527,660
54,717	PRA Group, Inc. (a)	1,608,133
		10,258,213
	Technology Services - 6.05%
11,242	EPAM Systems, Inc. (a)	839,440
16,098	ExlService Holdings, Inc. (a)	833,876
24,501	Forrester Research, Inc.	823,479
25,422	ManTech International Corp. - Class A	813,250
7,300	MarketAxess Holdings, Inc.	911,259
25,805	Medidata Solutions, Inc. (a)	998,912
45,029	NIC, Inc.	811,873
28,919	TeleTech Holdings, Inc.	802,791
22,720	Virtusa Corp. (a)	851,091
		7,685,971
	Telecommunications - 2.85%
24,200	Cogent Communications Holdings, Inc.	944,526
51,316	General Communication, Inc. - Class A (a)	940,109
59,476	IDT Corp. - Class B	927,231
51,588	RingCentral, Inc. - Class A (a)	812,511
		3,624,377
	Transportation & Logistics - 2.30%
97,700	Hornbeck Offshore Services, Inc. (a)	970,161
55,352	Swift Transportation Co. (a)	1,031,208
33,900	Werner Enterprises, Inc.	920,724
		2,922,093
	Utilities - 0.76%
22,169	ITC Holdings Corp.	965,903

	Waste & Environmental Services & Equipment - 0.74%
18,946	Clean Harbors, Inc. (a)	934,796
	TOTAL COMMON STOCKS (Cost $116,286,262)	116,013,180

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.96%
	Real Estate - 5.96%
23,873	American Assets Trust, Inc.	953,010
29,153	The GEO Group, Inc.	1,010,735
30,937	Healthcare Realty Trust, Inc.	955,644
73,125	Medical Properties Trust, Inc.	949,162
80,038	Monmouth Real Estate Investment Corp.	951,652
32,100	Pebblebrook Hotel Trust	933,147
40,084	RLJ Lodging Trust	917,122
38,998	Terreno Realty Corp.	914,503
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $7,803,066)	7,584,975

	MONEY MARKET FUNDS - 2.76%
3,505,487	Fidelity Institutional Money Market Fund - Class I, 0.35% (b)	3,505,487
	TOTAL MONEY MARKET FUNDS (Cost $3,505,487)	3,505,487

	Total Investments (Cost $127,594,815) - 100.00%	127,103,642
	Liabilities in Excess of Other Assets - 0.00%	(5,018)
	TOTAL NET ASSETS - 100.00%	$127,098,624

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of March 31, 2016.

Cost for Federal income tax purposes as of March 31, 2016 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report. Net unrealized depreciation is as follows:

Gross Unrealized Appreciation	$9,726,851
Gross Unrealized Depreciation	(10,218,024)
Net Unrealized Depreciation	$(491,173)

Entrepreneur U.S. Large Cap Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.33%
	Apparel & Textile Products - 2.38%
12,863	Michael Kors Holdings, Ltd. (a)	$732,677
8,501	NIKE, Inc. - Class B	522,556
3,648	Ralph Lauren Corp.	351,157
5,568	Under Armour, Inc. - Class A (a)	472,333
		2,078,723
	Asset Management - 2.50%
1,836	BlackRock, Inc.	625,287
55,564	The Charles Schwab Corp.	1,556,903
		2,182,190
	Banking - 2.56%
10,239	M&T Bank Corp.	1,136,529
8,053	Signature Bank (a)	1,096,174
		2,232,703
	Biotechnology & Pharmaceutical - 7.65%
9,454	AbbVie, Inc.	540,013
5,195	Alexion Pharmaceuticals, Inc. (a)	723,248
17,255	Gilead Sciences, Inc.	1,585,044
10,231	Jazz Pharmaceuticals plc (a)	1,335,657
21,400	Medivation, Inc. (a)	983,972
11,043	Mylan NV (a)	511,843
2,770	Regeneron Pharmaceuticals, Inc. (a)	998,419
		6,678,196
	Chemicals - 1.41%
8,542	Air Products and Chemicals, Inc.	1,230,475
	Commercial Services - 1.32%
12,832	Cintas Corp.	1,152,442
	Construction Materials - 0.88%
4,812	Martin Marietta Materials, Inc.	767,562
	Consumer Products - 6.22%
15,646	Brown-Forman Corp. - Class B	1,540,661
11,532	Constellation Brands, Inc. - Class A	1,742,370
9,705	The JM Smucker Co.	1,260,097
6,649	Monster Beverage Corp. (a)	886,844
		5,429,972
	Distributors - Discretionary - 1.18%
20,915	Fastenal Co.	1,024,835
	Engineering & Construction Services - 0.85%
7,407	SBA Communications Corp. - Class A (a)	741,959
	Gaming, Lodging & Restaurants - 2.70%
2,616	Chipotle Mexican Grill, Inc. (a)	1,232,057
18,801	Starbucks Corp.	1,122,420
		2,354,477

	Hardware - 3.73%
15,939	Apple, Inc.	1,737,191
11,609	Garmin, Ltd.	463,896
41,267	Juniper Networks, Inc.	1,052,721
		3,253,808
	Health Care Facilities & Services - 3.42%
12,650	UnitedHealth Group, Inc.	1,630,585
10,877	Universal Health Services, Inc. - Class B	1,356,579
		2,987,164
	Home & Office Products - 0.91%
4,150	Mohawk Industries, Inc. (a)	792,235
	Industrial Services - 1.01%
3,765	W.W. Grainger, Inc.	878,864
	Institutional Financial Services - 1.43%
3,494	The Goldman Sachs Group, Inc.	548,488
2,986	Intercontinental Exchange, Inc.	702,128
		1,250,616
	Insurance - 5.12%
25,116	Aflac, Inc.	1,585,824
14,529	American Financial Group, Inc.	1,022,406
4	Berkshire Hathaway, Inc. - Class A (a)	853,800
276	Berkshire Hathaway, Inc. - Class B (a)	39,159
25,127	Loews Corp.	961,359
		4,462,548
	Media - 11.81%
276	Alphabet, Inc. - Class A (a)	210,560
2,607	Alphabet, Inc. - Class C (a)	1,942,085
23,604	Comcast Corp. - Class A	1,441,732
16,102	Facebook, Inc. - Class A (a)	1,837,238
1,009	The Priceline Group, Inc. (a)	1,300,561
36,817	Twenty-First Century Fox, Inc. - Class A	1,026,458
16,874	VeriSign, Inc. (a)	1,494,024
25,568	Viacom, Inc. - Class B	1,055,447
		10,308,105
	Medical Equipment & Devices - 4.45%
11,243	Danaher Corp.	1,066,511
22,484	ResMed, Inc.	1,300,025
11,517	Waters Corp. (a)	1,519,323
		3,885,859
	Oil, Gas & Coal - 5.68%
16,840	Devon Energy Corp.	462,090
24,691	Helmerich & Payne, Inc.	1,449,855
49,200	Kinder Morgan, Inc.	878,712
42,980	Noble Energy, Inc.	1,350,002
9,517	Tesoro Corp.	818,557
		4,959,216
	Retail - Consumer Staples - 2.82%
10,008	Costco Wholesale Corp.	1,577,061
28,281	Whole Foods Market, Inc.	879,822
		2,456,883

	Retail - Discretionary - 6.12%
1,827	Amazon.com, Inc. (a)	1,084,580
14,105	Bed Bath & Beyond, Inc. (a)	700,172
11,645	Dick's Sporting Goods, Inc.	544,404
10,679	L Brands, Inc.	937,723
3,776	Netflix, Inc. (a)	386,021
3,342	O'Reilly Automotive, Inc. (a)	914,572
23,457	Urban Outfitters, Inc. (a)	776,192
		5,343,664
	Semiconductors - 3.77%
18,615	Analog Devices, Inc.	1,101,822
11,506	IPG Photonics Corp. (a)	1,105,496
24,262	Linear Technology Corp.	1,081,115
		3,288,433
	Software - 5.89%
28,994	Akamai Technologies, Inc. (a)	1,611,197
21,369	Cerner Corp. (a)	1,131,702
5,646	Intuit, Inc.	587,240
44,237	Oracle Corp.	1,809,736
		5,139,875
	Specialty Finance - 1.83%
1,282	AMERCO	458,071
16,377	Capital One Financial Corp.	1,135,090
		1,593,161
	Telecommunications - 0.40%
14,536	Zayo Group Holdings, Inc. (a)	352,353
	Transportation & Logistics - 3.70%
27,503	Expeditors International of Washington, Inc.	1,342,422
11,563	FedEx Corp.	1,881,531
		3,223,953
	Transportation Equipment - 1.46%
23,320	PACCAR, Inc.	1,275,371
	Utilities - 4.13%
40,850	ITC Holdings Corp.	1,779,835
15,404	NextEra Energy, Inc.	1,822,909
		3,602,744
	TOTAL COMMON STOCKS (Cost $80,887,381)	84,928,386

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.17%
	Real Estate - 1.17%
6,777	Equity Residential	508,478
5,368	Vornado Realty Trust	506,900
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $1,051,158)	1,015,378

	MONEY MARKET FUNDS - 1.41%
1,232,462	Fidelity Institutional Money Market Fund - Class I, 0.35% (b)	1,232,462
	TOTAL MONEY MARKET FUNDS (Cost $1,232,462)	1,232,462

	Total Investments (Cost $83,171,001) - 99.91%	87,176,226
	Other Assets in Excess of Liabilities - 0.09%	80,744
	TOTAL NET ASSETS - 100.00%	$87,256,970

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of March 31, 2016.

Cost for Federal income tax purposes as of March 31, 2016 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report. Net unrealized appreciation is as follows:

Gross Unrealized Appreciation	$8,444,897
Gross Unrealized Depreciation	(4,439,672)
Net Unrealized Appreciation	$4,005,225

Investment Valuations (Unaudited)
The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

In determining the net asset value (“NAV”) of the Funds’ shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“NASDAQ”)) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price. Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the over-the-counter (“OTC”) market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the EntrepreneurShares Series Trust Board of Trustees (the “Board”). Investments in registered open-end investment companies other than exchange-traded funds are valued at the reported NAV.

Short-term investments held with a remaining maturity of 60 days or less generally are valued at amortized cost, as the Board believes that this method of valuing short-term investments approximates fair value. Short-term investments with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security. Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the “SEC”); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Funds determines its NAV per share.

Securities that are not listed on an exchange are valued by the Fund’s investment advisor, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Fund’s investment advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors or other funds and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

Fair Value Measurement (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access at the measurement date;

Level 2:
Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly. These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;

Level 3:
Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-end mutual funds, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The tables below are a summary of the inputs used to value the Funds’ investments as of March 31, 2016.

EntrepreneurShares Global Fund

Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stock	$8,313,097	$-	$-	$8,313,097
Real Estate Investment Trusts	145,614	-	-	145,614
Money Market Funds	15,757	-	-	15,757
Total Investments	$8,474,468	$-	$-	$8,474,468

EntrepreneurShares U.S. All Cap Fund

Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stock	$116,013,180	$-	$-	$116,013,180
Real Estate Investment Trusts	7,584,975	-	-	7,584,975
Money Market Funds	3,505,487	-	-	3,505,487
Total Investments	$127,103,642	$-	$-	$127,103,642

EntrepreneurShares U.S. Large Cap Fund

Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stock	$84,928,386	$-	$-	$84,928,386
Real Estate Investment Trusts	1,015,378	-	-	1,015,378
Money Market Funds	1,232,462	-	-	1,232,462
Total Investments	$87,176,226	$-	$-	$87,176,226

*	For further information regarding security characteristics, please see the Schedule of Investments.

For the period ended March 31, 2016, the Funds had no transfers of securities between levels and no investments in derivate instruments. Transfers between levels are recognized at the end of the reporting period. The Funds did not hold any Level 3 investments at the period ended March 31, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  EntrepreneurShares Series Trust

By (Signature and Title)  /s/ Dr. Joel M. Shulman
                                            Dr. Joel M. Shulman, President

Date  May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Dr. Joel M. Shulman
                                               Dr. Joel M. Shulman, President

Date  May 25, 2016

By (Signature and Title)*  /s/ David Cragg
                                               David Cragg, Treasurer

Date  May 25, 2016

* Print the name and title of each signing officer under his or her signature.